Convertible Loans Payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of convertible loans

Amount
Balance of notes payable, net on December 31, 2021	$176,703
Issuances of debt	178,000
Cash settlement of debt	(150,000)
Debt discount	(175,025)
Conversions	(50,000)
Amortization of debt discount	93,986
Balance of notes payable, net on December 31, 2022	$73,664
Issuances of debt	153,000
Cash settlement of debt	—
Debt discount	(256,555)
Conversions	(33,663)
Amortization of debt discount	216,013
Balance of notes payable, net on December 31, 2023	$152,459

Schedule of fair value of derivative liability

Total
Balance as of December 31, 2021	$354,160
Change Due to Issuances	175,026
Change due to exercise / redemptions	(110,507)
Change in fair value	(234,654)
Balance as of December 31, 2022	$184,025
Change Due to Issuances	81,530
Change due to exercise / redemptions	(261,442)
Change in fair value	372,828
Balance as of December 31, 2023	$376,941

Schedule of quantitative information

	December 31, 2023	December 31, 2022
Stock price	$0.02– 0.12	$0.04 – 0.19
Exercise price	$0.02 - 0.03	$0.02 - 0.10
Contractual term (in years)	0.49 – 1.00	0.68 – 1.00
Volatility (annual)	184% – 219%	140% – 1,313%
Risk-free rate	4.64% - 5.56%	0.51% - 4.73%

Schedule of financial liabilities measured at fair value

	Fair value measured at December 31, 2023
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value December 31,
	(Level 1)	(Level 2)	(Level 3)	2023
Derivative liability	$—	$—	$376,941	$376,941
Total	$—	$—	$376,941	$376,941

	Fair Value measured at December 31, 2022
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value at December 31,
	(Level 1)	(Level 2)	(Level 3)	2022
Derivative liability	$—	$—	$184,025	$184,025
Total	$—	$—	$184,025	$184,025